Revenue	12 Months Ended
Mar. 31, 2022
Revenue
Revenue
5.	Revenue

Revenue by segment is as follows:

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
China commerce:
China commerce retail (i)
- Customer management	244,479	304,543	315,038
- Direct sales and others (ii)	95,071	182,818	260,955
	339,550	487,361	575,993
China commerce wholesale (iii)	12,427	14,322	16,712
Total China commerce	351,977	501,683	592,705

International commerce:
International commerce retail (iv)	24,323	34,455	42,668
International commerce wholesale (v)	9,594	14,396	18,410
Total International commerce	33,917	48,851	61,078

Local consumer services (vi)(xi)	29,660	35,442	43,491
Cainiao (vii)	22,233	37,258	46,107
Cloud (viii)(xii)	40,301	60,558	74,568
Digital media and entertainment (ix)	29,094	31,186	32,272
Innovation initiatives and others (x)(xi)(xii)	2,529	2,311	2,841
	509,711	717,289	853,062

5.	Revenue (Continued)
(i)	Revenue from China commerce retail is primarily generated from the Company’s China commerce retail businesses and includes revenue from customer management services and sales of goods.
(ii)	Revenue from direct sales and others under China commerce retail is primarily generated from the Company’s direct sales businesses, comprising mainly Sun Art, Tmall Supermarket and Freshippo. Revenue of Sun Art included in the consolidated income statement of the Company since the date of acquisition was RMB42.9 billion for the year ended March 31, 2021.
(iii)	Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and related value-added services and customer management services.
(iv)	Revenue from International commerce retail is primarily generated from Lazada and AliExpress and includes revenue from logistics services, customer management services and sales of goods.
(v)	Revenue from International commerce wholesale is primarily generated from Alibaba.com and includes revenue from membership fees and related value-added services and customer management services.
(vi)	Revenue from Local consumer services primarily represents platform commissions, logistics services revenue from the provision of on-demand delivery services and revenue from other services provided by Ele.me.
(vii)	Revenue from Cainiao represents logistics services revenue from the domestic and international one-stop-shop logistics services and supply chain management solutions provided by Cainiao Network.
(viii)	Revenue from Cloud is primarily generated from the provision of cloud services, which include public cloud services and hybrid cloud services.
(ix)	Revenue from Digital media and entertainment is primarily generated from Youku and other content platforms, as well as the online games business, and includes revenue from membership fees, self-developed online games and customer management services.
(x)	Revenue from Innovation initiatives and others primarily represented other revenue from businesses such as Tmall Genie and other innovation initiatives. Other revenue also includes the annual fee for the SME loan business received from Ant Group and its affiliates and such arrangement was terminated in December 2021 (Note 22).
(xi)	For the year ended March 31, 2022, as a result of the change in segment reporting (Note 2 (e)), the Company reclassified revenue from Amap, which was previously reported under the Innovation initiatives and others segment, as revenue from the Local consumer services segment. Figures for the years ended March 31, 2020 and 2021 were reclassified to conform to this presentation.
(xii)	For the year ended March 31, 2022, the Company reclassified revenue from DingTalk, which was previously reported under the Innovation initiatives and others segment, as revenue from the Cloud segment in order to conform to the way that we manage and monitor segment performance. Figures for the years ended March 31, 2020 and 2021 were reclassified to conform to this presentation.

5.	Revenue (Continued)

Revenue by type is as follows:

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Customer management services (i)	297,592	363,381	379,999
Membership fees	22,846	29,450	35,739
Logistics services	33,942	55,653	71,279
Cloud services	40,016	60,120	74,123
Sales of goods	95,503	180,634	255,171
Other revenue (ii)	19,812	28,051	36,751
	509,711	717,289	853,062

(i)	Customer management services mainly include P4P marketing, in-feed marketing, display marketing and commission.
(ii)	Other revenue includes revenue from self-developed online games, other value-added services provided through various platforms and businesses and the annual fee for the SME loan business received from Ant Group and its affiliates (Note 22).

The amount of revenue recognized for performance obligations satisfied (or partially satisfied) in prior periods for contracts with expected duration of more than one year during the years ended March 31, 2020, 2021 and 2022 were not material.